Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.3%
8,849	iShares 20+ Year Treasury Bond ETF	$906,580	3.1
3,382	iShares Russell 2000 ETF	557,759	1.9
14,209	Vanguard Russell 1000 Growth ETF	770,270	2.6
8,701	Vanguard S&P 500 ETF	2,856,538	9.7

	Total Exchange-Traded Funds
	(Cost $5,971,310)	5,091,147	17.3

MUTUAL FUNDS: 82.6%
	Affiliated Investment Companies: 82.6%
22,956	Voya Intermediate Bond Fund - Class R6	194,666	0.7
189,941	Voya Large Cap Value Portfolio - Class R6	888,926	3.0
220,898	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,778,227	6.1
442,713	Voya Multi-Manager International Equity Fund - Class I	3,408,889	11.6
439,697	Voya Multi-Manager International Factors Fund - Class I	3,174,613	10.8
87,735	Voya Multi-Manager Mid Cap Value Fund - Class I	742,238	2.5
14,689	(1) Voya Small Cap Growth Fund - Class R6	457,224	1.6
62,475	(1) Voya Small Company Fund - Class R6	715,966	2.4
337,783	Voya U.S. Stock Index Portfolio - Class I	5,029,588	17.1
148,408	VY® Columbia Contrarian Core Portfolio - Class I	2,214,250	7.5
68,817	VY® Invesco Comstock Portfolio - Class I	1,275,860	4.4
94,863	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,269,120	7.7
93,376	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	756,347	2.6
22,346	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,341,869	4.6

	Total Mutual Funds
	(Cost $33,013,165)	24,247,783	82.6

	Total Investments in Securities (Cost $38,984,475)	$29,338,930	99.9
	Assets in Excess of Other Liabilities	31,600	0.1
	Net Assets	$29,370,530	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,091,147	$–	$–	$5,091,147
Mutual Funds	24,247,783	–	–	24,247,783
Total Investments, at fair value	$29,338,930	$–	$–	$29,338,930

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$-	$580,316	$(380,251)	$(5,399)	$194,666	$4,955	$(31,336)	$-
Voya Large Cap Value Portfolio - Class R6	-	1,704,778	(130,521)	(685,331)	888,926	-	(17,830)	536,783
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,060,972	1,018,898	(740,049)	(561,594)	1,778,227	-	(207,375)	-
Voya Multi-Manager International Equity Fund - Class I	6,334,599	1,070,192	(2,324,960)	(1,670,942)	3,408,889	-	(146,996)	-
Voya Multi-Manager International Factors Fund - Class I	2,504,499	1,953,362	(304,709)	(978,539)	3,174,613	-	10,259	-
Voya Multi-Manager Mid Cap Value Fund - Class I	928,895	159,446	(131,863)	(214,240)	742,238	-	21,953	-
Voya Small Cap Growth Fund - Class R6	-	520,976	(4,532)	(59,220)	457,224	-	(281)	-
Voya Small Company Fund - Class R6	-	868,293	(7,906)	(144,421)	715,966	-	(841)	-
Voya U.S. Stock Index Portfolio - Class I	5,815,953	2,127,357	(770,665)	(2,143,057)	5,029,588	2,962	153,950	517,217
VY® Columbia Contrarian Core Portfolio - Class I	2,761,026	865,307	(282,963)	(1,129,120)	2,214,250	13,514	92,710	381,139
VY® Invesco Comstock Portfolio - Class I	1,896,123	359,167	(582,328)	(397,102)	1,275,860	1,180	236,264	3,409
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	695,245	336,276	(964,828)	(66,693)	-	39	(141,263)	113,622
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,722,669	719,149	(415,051)	(757,647)	2,269,120	1,846	21,171	291,620
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	876,491	462,981	(149,639)	(433,486)	756,347	-	(29,969)	193,839
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,565,698	1,151,708	(1,124,691)	(1,250,846)	1,341,869	-	110,962	252,312
	$29,162,170	$13,898,206	$(8,314,956)	$(10,497,637)	$24,247,783	$26,482	$71,378	$2,289,941

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,594,798.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(10,255,868)
Net Unrealized Depreciation	$(10,255,868)